INCOME TAXES	12 Months Ended
Feb. 28, 2015
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

Cayman Islands

        The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

        TAL Hong Kong and Yidu Hong Kong were established in Hong Kong and are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. It is subject to Hong Kong profit tax at 16.5%. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2013, 2014 and 2015.

PRC

        Effective from January 1, 2008, a new Enterprise Income Tax Law, or ("the New EIT Law"), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

        Certain qualified high and new technology enterprises that meet the definition of "high and new technology enterprise strongly supported by the state" ("HNTE") could benefit from a preferential tax rate of 15%. Xueersi Education qualified as a HNTE and is subject to an enterprise income tax ("EIT") rate of 15% from calendar year 2012 to 2016. It is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.

        TAL Beijing was qualified as a "Newly Established Software Enterprise" and therefore it was entitled to a two-year exemption from EIT from calendar years 2009 through 2010 and a further reduction to 12.5% from calendar years 2011 through 2013. Later on, TAL Beijing qualified as a HNTE and is accordingly entitled to a preferential tax rate of 15% from calendar year 2014 to 2016 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE.

        Yidu Huida was qualified as "Newly Established Software Enterprise" and therefore it was entitled to a two-year exemption from EIT from calendar years 2011 through 2012 and a further reduction to 12.5% from calendar years 2013 through 2015.

        Beijing Xintang Sichuang was also qualified as "Newly Established Software Enterprise" and therefore it was entitled to a two-year exemption from EIT from calendar years 2013 through 2014 and a further reduction to 12.5% from calendar years 2015 through 2017.

        Provision (credit) for income tax consisted of the following:

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Current
—PRC income tax expenses	$4,708,274	$7,863,965	$11,827,735
Deferred
—PRC income tax expenses	(607,182)	(1,184,211)	(2,459,194)

Total	$4,101,092	$6,679,754	$9,368,541

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities were as follows:

	As of February 28, 2014	As of February 28, 2015
Current deferred tax assets:
Accrued payroll	$3,294,481	$4,630,334
Accrued expenses	244,109	—
Less: valuation allowance	(257,527)	(68,300)

Current deferred tax assets, net	3,281,063	4,562,034

Non-current deferred tax assets:
Property and equipment	50,236	223,178
Intangible assets	303,779	—
Accrued expenses	203,424	—
Prepaid expense	—	357,776
Tax losses carry-forward deferred tax assets	1,102,903	1,497,279
Less: valuation allowance	(1,104,814)	(370,021)

Non-current deferred tax assets, net	555,528	1,708,212

Current deferred tax liabilities:
Accrued ADR income	62,100	62,100

Current deferred tax liabilities	62,100	62,100

Non-current deferred tax liabilities:
Intangible assets	32,344	108,565
Property and equipment	—	118,227

Non-current deferred tax liabilities	$32,344	$226,792

        As of February 28, 2015, tax loss carry-forward amounted to $5,989,116 and would expire by the end of calendar year 2020. The Company operates its business through its subsidiaries, its VIEs and their subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries' or VIEs' earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of $438,321 had been established as of February 28, 2015, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

        Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

        The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2013, 2014 and 2015. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

        According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority's act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a "special circumstance"). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

        Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2013, 2014 and 2015 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net income before provision for income tax	$37,541,158	$67,285,526	$77,242,373
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	9,385,290	16,821,382	19,310,593
Effect of non-deductible expenses	357,334	190,816	(239,953)
Effect of income tax exemptions and preferential tax rates	(7,070,722)	(13,042,518)	(14,267,821)
Effect of income tax rate difference in other jurisdictions	1,704,671	1,932,953	5,489,742
Change in valuation allowance	(275,481)	777,121	(924,020)

Provision for income tax	$4,101,092	$6,679,754	$9,368,541

        If Xueersi Education, Yidu Huida, TAL Beijing and Beijing Xintang Sichuang were not in a tax holiday period for the years ended February 28, 2013, 2014 and 2015, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Increase in income tax expenses	$7,070,722	$13,042,518	$14,267,821
Net income per common share—basic	$0.17	$0.30	$0.33
Net income per common share—diluted	$0.17	$0.30	$0.32

        New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

        If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

        The Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company's subsidiaries, VIEs and VIEs' subsidiaries and schools located in the PRC that are available for distribution are $185,789,857 and $262,036,574 as of February 28, 2014 and 2015, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.